PARNASSUS MID CAP GROWTH FUND

Portfolio of Investments as of September 30, 2020 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (3.0%)
C.H. Robinson Worldwide Inc.	276,224	28,227,331

Apparel & Luxury Goods (1.3%)
Lululemon Athletica Inc. [q]	37,829	12,459,738

Biotechnology (1.5%)
BioMarin Pharmaceutical Inc. [q]	187,069	14,232,210

Capital Markets (4.0%)
MarketAxess Holdings Inc.	39,739	19,137,905
Morningstar Inc.	118,491	19,030,839

		38,168,744
Commercial Services & Supplies (5.1%)
CoStar Group Inc. [q]	38,700	32,837,337
Waste Connections Inc.	143,717	14,917,825

		47,755,162
Distributors (2.6%)
Pool Corp.	74,084	24,784,061

Equity Real Estate Investment Trusts (2.1%)
Americold Realty Trust	249,910	8,934,282
SBA Communications Corp.	31,313	9,972,564

		18,906,846
Food & Staples Retailing (2.0%)
Grocery Outlet Holding Corp.[q]	480,372	18,888,227

Food Products (1.0%)
McCormick & Co.	47,473	9,214,509

Health Care Equipment (4.8%)
IDEXX Laboratories Inc. [q]	71,268	28,016,163
Teleflex Inc.	48,316	16,447,733

		44,463,896
Health Care Technology (4.6%)
Cerner Corp.	424,834	30,711,250
Veeva Systems Inc., Class A q	43,920	12,349,865

		43,061,115
Insurance (1.1%)
SelectQuote Inc. q l	522,974	10,590,223

IT Services (8.6%)
Broadridge Financial Solutions Inc.	141,281	18,649,092
Jack Henry & Associates Inc.	112,148	18,234,143
Square Inc., Class A [q]	268,537	43,650,689

		80,533,924
Life Sciences Tools & Services (6.3%)
Agilent Technologies Inc.	319,521	32,252,450
Illumina Inc. [q]	88,399	27,322,363

		59,574,813

Machinery (2.8%)
Xylem Inc.	312,805	26,313,157

Media (4.0%)
Cable One Inc.	9,427	17,773,949
The New York Times Co., Class A	467,258	19,993,970

		37,767,919
Professional Services (4.9%)
Thomson Reuters Corp. [l]	268,893	21,449,595
Verisk Analytics Inc.	133,748	24,784,842

		46,234,437
Retail (3.4%)
Burlington Stores Inc. [q]	154,992	31,942,301

Road & Rail (2.8%)
Old Dominion Freight Lines Inc.	145,211	26,271,574

Semiconductor Equipment (4.6%)
KLA Corp.	147,883	28,650,852
Monolithic Power Systems Inc.	50,262	14,053,758

		42,704,610
Service (1.0%)
Hilton Worldwide Holdings Inc.	108,531	9,259,865

Software (21.8%)
Ansys Inc. [q]	60,677	19,855,335
Autodesk Inc. [q]	138,659	32,031,616
Avalara Inc. [q]	146,177	18,614,179
Cadence Design Systems Inc [q]	301,255	32,122,821
Fair Isaac Corp. [q]	24,499	10,421,385
Guidewire Software Inc. [q]	86,914	9,062,523
Nuance Communications Inc. [q]	640,876	21,270,674
Synopsys Inc. [q]	155,573	33,289,510
The Trade Desk Inc., Class A [q]	53,603	27,808,164

		204,476,207
Special Retail (3.2%)
O'Reilly Automotive Inc. [q]	65,277	30,097,919

Technology Hardware (2.0%)
Western Digital Corp.	506,393	18,508,664

Total investment in equities (98.5%) (cost $704,333,032)		924,437,452

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	1.21%	01/15/2021	250,000	247,104

Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/12/2020 Participating depository institutions: Adroscoggin Savings Bank, par 238,500; Primary Bank, par 23,000; Regent Bank, par 238,500; (cost $491,154)	1.20%	03/11/2021	500,000	491,154

Community Development Loans (0.0%) α
BlueHub Loan Fund	1.00%	04/15/2021	100,000	96,724
BlueHub Loan Fund	1.00%	04/15/2021	100,000	96,724
Root Capital Loan Fund	1.25%	02/01/2021	100,000	97,977
Vermont Community Loan Fund	1.00%	10/15/2020	100,000	99,770

				391,195
Time Deposits (1.5%)
Sumitomo, Tokyo	0.01%	10/01/2020	13,645,465	13,645,465

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.1%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.03%			618,666

Total short-term securities (1.7%) (cost $15,393,584)				15,393,584

Total securities (100.2%) (cost $719,726,616)				939,831,036

Payable upon return of securities loaned (-0.1%)				(618,666)

Other assets and liabilities (-0.1%)				(781,872)

Total net assets (100.0%)				938,430,498

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at September 30, 2020. The total value of the securities on loan at September 30, 2020 was $606,297.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

The portfolio of investments as of September 30, 2020 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2020, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fund
Cost of long-term investments	$704,333,032

Unrealized appreciation	$228,141,396
Unrealized depreciation	(8,036,976)

Net unrealized appreciation	$220,104,420

The Parnassus Mid Cap Growth Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2020, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$37,767,919	$—	$—	$37,767,919
Consumer Discretionary	108,543,884	—	—	108,543,884
Consumer Staples	28,102,736	—	—	28,102,736
Financials	48,758,968	—	—	48,758,968
Health Care	161,332,033	—	—	161,332,033
Industrials	174,801,659	—	—	174,801,659
Information Technology	346,223,406	—	—	346,223,406
Real Estate	18,906,847	—	—	18,906,847
Short-Term Investments	14,264,131	—	1,129,453	15,393,584

Total	$938,701,583	$—	$1,129,453	$939,831,036

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2020:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2019	$1,234,621
Discounts/premiums amortization	(5,168)
Purchases	1,050,000
Sales	(1,150,000)

Balance as of September 30, 2020	$1,129,453

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2020	Valuation Technique	Unobservable Input	(Weighted Average)
Certificates of Deposit	$738,258	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$391,195	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.